united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/17

ITEM 1. REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Day Hagan Tactical Allocation Fund

Day Hagan Tactical Dividend Fund

Day Hagan Hedged Strategy Fund

June 30, 2017

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

1-877-329-4246

Day Hagan Asset Management

Annual Shareholder Letter

6/30/2017

Over the past year, investors have had to make portfolio allocation decisions around Brexit, elections here and abroad, legislative ineptness, tax reform hopes, dashed tax reform hopes, and then more tax reform hopes, central bank proclamations, oil volatility, rising nationalistic tensions, and assorted political and geopolitical crises.

All the while equity market volatility as measured by daily high-to-low ranges and the VIX index (a widely followed measure of market volatility) remained at low levels, indicating either investor complacency, historically excessive optimism, or both. This complacency and excessive optimism were occurring within the context of what our work showed to be an expensive market. In our view, based on the messages from our models and indicators, there was a disconnect between the rational allotment for risk (high equity market valuations and slow economic growth) and actual investment positioning. This led to our more cautious investment stance over the course of the year and our higher allocations to cash.

The last year, like most of the years since the U.S. equity bull market began in March of 2009, was supported in large part by the continued global central bank accommodation. Looking back twelve months ago, interest rates were low, which spurred both corporate borrowing (with the proceeds often used to buy back stock) and consumer spending (primarily in homes and autos). In fact, during mid-2016, the U.S. 10-year Treasury bond yield at one point declined below 1.6%. Nonetheless, by June 2017, the yield had rebounded to over 2.20%. Interest rates were clearly moving higher here in the U.S.

Surprisingly, equity markets looked past the interest rate increases. Even though there was a significant equity market selloff during the January/February period of 2016 when investors threw another Taper Tantrum (selling stocks and reducing risk) in response to the Fed’s hints that they would likely raise the Fed funds rate at least three times during 2016, the actual rate increases within the bond complex seemed to have little effect. Note: Although the Fed ultimately ended up raising rates only once in 2016, they have now increased the Fed funds rate four times since December 2015.

Other risk points were avoided over the past year:

●	On June 23, the Brexit vote (for UK’s withdrawal from European Union membership) came in with 52% of the votes in favor of exiting the EU. The market experienced a sharp decline—only to reverse within a matter of two days. Yet there was considerable angst around the viability of the EU for months afterward, evidenced in part by the plummeting British Pound.

●	The U.S. elections were held on November 8, 2016. On the day before the election, based on several polls, approximately 81% of investors expected Clinton to win, with just 14% expecting Trump to win. That night, during the overnight equity futures session, S&P 500 futures were down significantly, only to recover within 24 hours. The Trump rally was on, with expectations of Health Care, Corporate Tax and Individual Tax reform. Not to mention huge increases in infrastructure spending and corporations being able to repatriate their foreign cash holdings at tax-advantaged levels.

●	On December 4, Italians voted on a constitutional referendum to amend their constitution, which ostensibly would have streamlined their government. It was widely considered the most significant vote in Europe for 2016, though Brexit was a close second. The result of the vote, however, was that no changes would be made to the constitution, which left Italy floundering. Italy is still widely considered the next most likely country to formally reject the EU structure.

●	In fact, for most of the past year, major EU banks have been under significant pressure. These include Germany’s Deutsche Bank and Commerzbank, Italy’s Monte dei Paschi and the UK’s RBS. The overhang of a financial disruption loomed all year with the IMF pointing to Deutsche Bank (DB) as “the most important net contributor to systematic risks in the global banking system.” In other words, they possess circa-2008-AIG-like derivative exposures. By September, Deutsche Bank’s shares were down by almost 50% for the year and down 80% from their 3-year high. Ultimately, they were bailed out by their respective governments, either by direct investment or monetary policy accommodation.

Clearly, there were significant overhangs and each had the potential to ignite a global financial market contagion. In response, our models’ overriding message was to maintain a cautious stance and a neutral to mildly bullish equity exposure relative to our benchmarks. Upon reflection and with 20/20 hindsight, our allocation to defensive areas such as cash was a drag on performance. Nonetheless, our clients expect us to manage risks first. When central banks are flocking to negative interest rates, global economic growth is tepid, and earnings growth is moving grudgingly higher while valuations are expensive, the prudent response in our view was to reduce risk and seek a rational return.

For the trailing 12 months through June 30, 2017, the Day Hagan Tactical Allocation Fund (DHAAX) was up 7.49%, and the Day Hagan Tactical Dividend Fund (DHQAX) was up 4.99% versus the S&P 500’s Total Return of 17.90%. Our value style bias and cash allocations were a drag on performance. The Day Hagan Hedged Strategy Fund (DHJAX) was launched on January 27, 2017. For the three-month period ending June 30, 2017, the Day Hagan Hedged Strategy Fund (DHJAX) was up 1.79% versus the S&P 500 Total Return of 3.09%.

Based on our models’ unemotional evaluations of the world economic outlook, corporate operating environment, earnings opportunities, valuation, sentiment and technical underpinnings, the quantitative conclusion is that a more neutral/mildly bullish stance was warranted. Our view, based on the models, is that the past twelve months weren’t the time to be overly aggressive when investing, nor was it time to be overly bearish. Our portfolios were invested cautiously and defensively.

We are maintaining our measured approach to risk management. We will be looking for our models and the weight of the evidence to continue to point us in the direction of rational, unemotional, risk-adjusted returns.

Sincerely,

Donald L. Hagan, CFA

Arthur S. Day

The S&P 500 Index is based on the market capitalizations of 500 large U.S. companies having common stock listed on the NYSE or NASDAQ.

4637-NLD-7/20/2017

Day Hagan Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for each of the periods ended June 30, 2017, as compared to its benchmarks:

	1 Year Return	3 Year Return	5 Year Return	Since Inception ^	Since Inception ^^
Day Hagan Tactical Allocation Fund Class A	7.49%	1.17%	4.73%	4.49%	N/A
Day Hagan Tactical Allocation Fund Class A with load	1.31%	(0.82)%	3.49%	3.68%	N/A
Day Hagan Tactical Allocation Fund Class C	6.71%	0.43%	3.97%	3.71%	N/A
Day Hagan Tactical Allocation Fund Class I	7.74%	N/A	N/A	N/A	1.38%
MSCI World Index **	15.92%	3.20%	9.17%	7.43%	2.98%
Day Hagan Tactical Allocation Blended Index ***	8.38%	2.90%	6.01%	5.74%	2.81%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.60% for Class A shares, 2.35% for Class C shares and 1.35% for Class I share through October 31, 2017. Without these waivers, the Fund’s total annual operating expenses would be 2.04% for Class A shares, 2.79% for Class C shares and 1.79% for Class I shares per the latest prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The MSCI World Index is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets.

***	The Day Hagan Tactical Allocation Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.

^	Inception date for Class A and Class C is October 30, 2009.

^^	Inception date for Class I is July 1, 2014.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry on June 30, 2017	% of Net Assets
Equity Funds	56.2%
Debt Funds	34.3%
Other / Cash & Cash Equivalents	9.5%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Day Hagan Tactical Dividend Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for each of the periods ended June 30, 2017, as compared to its benchmarks:

	1 Year Return	Since Inception****
Day Hagan Tactical Dividend Fund Class A	4.99%	5.32%
Day Hagan Tactical Dividend Fund Class A with load	(1.07)%	3.26%
Day Hagan Tactical Dividend Fund Class C	4.25%	4.54%
Day Hagan Tactical Dividend Fund Class I	5.31%	5.62%
Russell 1000 Value Total Return**	15.53%	7.20%
S&P 500 Total Return Index ***	17.90%	9.36%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.60% for Class A shares, 2.35% for Class C shares and 1.35% for Class I shares through October 31, 2017. Without these waivers, The Fund’s total annual operating expenses would be 1.72% for Class A shares, 2.47% for Class C shares and 1.47% for Class I shares per the latest prospectus .For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The Russell 1000 Value Total Return Index measures the performance of the largest 1000 U.S. companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

***	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

****	Inception date is July 1, 2014.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry on June 30, 2017	% of Net Assets
Diversified Financial Services	16.6%
Transportation	13.8%
Oil & Gas	11.9%
Retail	11.3%
Pharmaceuticals	9.0%
Debt Funds	8.5%
Healthcare-Products	3.0%
Software	2.7%
Computers	1.9%
Other / Cash & Cash Equivalents	21.3%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Day Hagan Hedged Strategy Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the period ended June 30, 2017, as compared to its benchmarks:

	1 Year Return	Since Inception^
Day Hagan Hedged Strategy Fund Class A	N/A	2.30%
Day Hagan Hedged Strategy Fund Class A with load	N/A	(3.58)%
Day Hagan Hedged Strategy Fund Class C	N/A	2.20%
Day Hagan Hedged Strategy Fund Class I	4.71%	9.67%
S&P 500 Total Return Index **	17.90%	6.57%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures are not annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.23% for Class A shares, 2.98% for Class C shares and 1.98% for Class I share through October 31, 2018. Without these waivers, The Fund’s total annual operating expenses would be 2.46% for Class A shares, 3.21% for Class C shares and 2.21% for Class I shares per the latest prospectus .For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

^	Inception date for Class I is November 1, 2014 (performance prior to January 27, 2017 represents the Predecessor Fund) and January 27, 2017 for Class A, Class C and the Benchmark. The performance for Class I from January 27, 2017 to June 30, 2017 is 2.20%.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry on June 30, 2017	% of Net Assets
Other / Cash & Cash Equivalents	100.0%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Day Hagan Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 90.5%
	DEBT FUNDS - 34.3%
11,114	First Trust Enhanced Short Maturity ETF	$666,729
28,856	iShares Core U.S. Aggregate Bond ETF ^	3,160,020
63,000	iShares Floating Rate Bond ETF ^	3,207,960
31,500	PIMCO Enhanced Short Maturity Active ETF ^	3,204,180
		10,238,889
	EQUITY FUNDS - 56.2%
20,904	iShares Core S&P 500 ETF	5,088,243
22,640	iShares MSCI All Country Asia ex Japan ETF	1,527,068
18,547	iShares MSCI Japan ETF	995,047
16,009	iShares MSCI United Kingdom ETF	533,580
7,989	iShares Russell 1000 Growth ETF	950,851
11,935	iShares Russell 1000 Value ETF	1,389,592
8,292	iShares Russell 2000 Growth ETF	1,399,441
8,000	SPDR S&P Oil & Gas Exploration & Production ETF	255,360
32,845	Vanguard FTSE Emerging Markets ETF	1,341,061
60,168	Vanguard FTSE Europe ETF	3,317,663
		16,797,906

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,994,446)	27,036,795

	SHORT-TERM INVESTMENTS - 9.9%
2,946,946	Fidelity Investments Money Market Funds - Government Portfolio Institutional, Class, 0.81%*	2,946,946
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,946,946)	2,946,946

	TOTAL INVESTMENTS - 100.4% (Cost $28,941,392) (a)	$29,983,741
	TOTAL CALL OPTIONS WRITTEN - (0.0)% (Premiums Received $7,517) (a)	(6,880)
	TOTAL PUT OPTIONS WRITTEN - (0.0)% (Premiums Received $2,548) (a)	(792)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(113,158)
	TOTAL NET ASSETS - 100.0%	$29,862,911

Contracts**		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0)% +
80	SPDR S&P Oil & Gas Exploration and Production ETF
	Expiration July 2017, Exercise Price $32	$6,880
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $7,517)	$6,880

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.0)% +
88	SPDR S&P Oil & Gas Exploration and Production ETF
	Expiration July 2017, Exercise Price $28	$792
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $2,548)	$792

^	All or a portion of the security held as collateral for call options written as of June 30, 2017. Total collateral for call option written is $1,674,860.

ETF - Exchange-Traded Fund.

+	Non-income producing security.

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

**	One contract is equivalent to 100 shares of the underlying ETF.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $28,931,327 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,067,502
Unrealized Depreciation:	(22,760)
Net Unrealized Appreciation:	$1,044,742

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Fair Value

	COMMON STOCK - 70.2%
	COMPUTERS - 1.9%
17,981	International Business Machines Corp.	$2,766,017

	DIVERSIFIED FINANCIAL SERVICE - 16.6%
109,010	Franklin Resources, Inc.	4,882,558
118,454	Invesco, Ltd.	4,168,396
40,047	Mastercard, Inc.	4,863,708
37,480	T Rowe Price Group, Inc.	2,781,391
42,316	Visa, Inc.	3,968,394
204,706	Waddell & Reed Financial, Inc.	3,864,849
		24,529,296
	HEALTHCARE-PRODUCTS - 3.0%
93,639	Patterson Cos., Inc. ^	4,396,351

	OIL & GAS - 11.9%
78,000	Apache Corp.	3,738,540
26,014	Chevron Corp.	2,714,041
51,291	Exxon Mobil Corp.	4,140,722
71,779	Occidental Petroleum Corp.	4,297,409
42,163	Schlumberger, Ltd.	2,776,012
		17,666,724
	PHARMACEUTICALS - 9.0%
48,239	AmerisourceBergen Corp. ^	4,560,033
57,116	Cardinal Health, Inc. ^	4,450,479
132,773	Owens & Minor, Inc. ^	4,273,963
		13,284,475
	RETAIL - 11.3%
21,001	Costco Wholesale Corp.	3,358,690
110,722	Kohl’s Corp.	4,281,620
56,000	Lowe’s Cos, Inc.	4,341,680
61,682	Wal-Mart Stores, Inc.	4,668,094
		16,650,084

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Shares		Fair Value
	SOFTWARE - 2.7%
38,443	Jack Henry & Associates, Inc.	$3,993,074
		3,993,074
	TRANSPORTATION - 13.8%
76,889	CH Robinson Worldwide, Inc. ^	5,280,736
94,907	Expeditors International of Washington, Inc. ^	5,360,347
21,429	FedEx Corp. ^	4,657,165
45,988	United Parcel Service, Inc. ^	5,085,813
		20,384,061

	TOTAL COMMON STOCK ( Cost - $98,917,845)	103,670,082

	EXCHANGE-TRADED FUNDS - 8.5%
	DEBT FUNDS - 8.5%
123,500	iShares Floating Rate Bond ETF	6,288,620
31,000	PIMCO Enhanced Short Maturity Active ETF	3,153,320
69,100	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,160,634
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,591,352)	12,602,574

	SHORT-TERM INVESTMENTS - 20.6%
30,441,644	Fidelity Investments Money Market Funds - Government Portfolio Institutional, Class, 0.81%*	30,441,644
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,441,644)	30,441,644

	TOTAL INVESTMENTS - 99.3% (Cost $141,950,841) (a)	$146,714,300
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	976,757
	TOTAL NET ASSETS - 100.0%	$147,691,057

ETF - Exchange-Traded Fund

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

^	All or a portion of the security is held as collateral in anticipation of derivative activity occurring in the subsequent period.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $142,482,329 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$7,717,351
Unrealized Depreciation:	(3,485,380)
Net Unrealized Appreciation:	$4,231,971

See accompanying notes to financial statements.

Day Hagan Hedged Strategy Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Contracts **		Fair Value

	SCHEDULE OF PUT OPTIONS PURCHASED - 14.7% +
100	S&P 500 Index
	Expiration June 2018, Exercise Price $2,400	$1,241,500
460	S&P 500 Index
	Expiration July 2017, Exercise Price $2,150	34,500
750	S&P 500 Index
	Expiration August 2017, Exercise Price $2,200	356,250
900	S&P 500 Index
	Expiration July 2017, Exercise Price $2,250	157,500
1,040	S&P 500 Index
	Expiration July 2017, Exercise Price $2,175	96,200
1,750	S&P 500 Index
	Expiration August 2017, Exercise Price $2,150	603,750
750	S&P 500 Index
	Expiration August 2017, Exercise Price $2,150	266,250
	TOTAL PUT OPTIONS PURCHASED (Cost $3,434,389)	2,755,950

Shares
	SHORT-TERM INVESTMENTS - 40.1%
7,557,328	Fidelity Investments Money Market Funds - Government Portfolio Institutional, Class, 0.81% *^	7,557,328
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,557,328)	7,557,328

	TOTAL INVESTMENTS - 54.8% (Cost $10,991,717) (a)	$10,313,278
	TOTAL PUT OPTIONS WRITTEN - (10.0)% (Premiums Received $2,369,671)(a)	(1,879,375)
	OTHER ASSETS LESS LIABILITIES - 55.2%	10,403,175
	TOTAL NET ASSETS - 100.0%	$18,837,078

See accompanying notes to financial statements.

Day Hagan Hedged Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Contracts **		Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (10.0)% +
1,750	S&P 500 Index
	Expiration August 2017, Exercise Price $2,175	$708,750
1,000	S&P 500 Index
	Expiration July 2017, Exercise Price $2,200	112,500
850	S&P 500 Index
	Expiration July 2017, Exercise Price $2,300	250,750
750	S&P 500 Index
	Expiration August 2017, Exercise Price $2,225	420,000
500	S&P 500 Index
	Expiration July 2017, Exercise Price $2,225	68,750
50	S&P 500 Index
	Expiration July 2017, Exercise Price $2,275	11,125
750	S&P 500 Index
	Expiration August 2017, Exercise Price $2,175	307,500

	TOTAL PUT OPTIONS WRITTEN (Premiums Received $2,369,671)	$1,879,375

^	All or a portion of the security held as collateral as of June 30, 2017. The total value of collateral held is $2,563,622.

+	Non-income producing security.

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

**	One contract is equivalent to 100 shares of the underlying index.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes including put options written is $8,433,903 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$—

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2017

	Tactical	Tactical	Hedged
	Allocation Fund	Dividend Fund	Stategy Fund
ASSETS
Investment securities:
At cost	$28,941,392	$141,950,841	$10,991,717
At value	$29,983,741	$146,714,300	$10,313,278
Cash at Broker	12,721	—	10,410,589
Receivable for Fund shares sold	5,000	185,570	—
Dividends and interest receivable	2,195	152,451	2,852
Receivable for securities sold	—	859,077	—
Prepaid expenses and other assets	16,038	47,275	15,010
TOTAL ASSETS	30,019,695	147,958,673	20,741,729

LIABILITIES
Options written, at value (Premiums received $10,065, $0, $2,369,671)	7,672	—	1,879,375
Distribution (12b-1) fees payable	99,293	2,732	859
Payable for Fund shares repurchased	516	96,217	—
Investment management fees payable	23,918	122,122	4,223
Payable to related parties	4,963	21,418	1,701
Accrued expenses and other liabilities	20,422	25,127	18,493
TOTAL LIABILITIES	156,784	267,616	1,904,651
NET ASSETS	$29,862,911	$147,691,057	$18,837,078

Composition of Net Assets:
Paid in capital	$28,196,865	$139,608,972	$18,616,979
Undistributed net investment income	—	4,831	—
Undistributed net realized gain from investments and options written	621,304	3,313,795	408,242
Net unrealized appreciation (depreciation) on investments and options written	1,044,742	4,763,459	(188,143)
NET ASSETS	$29,862,911	$147,691,057	$18,837,078

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2017

	Tactical	Tactical	Hedged
	Allocation Fund	Dividend Fund	Stategy Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$8,339,718	$14,378,987	$1,484,938
Shares of beneficial interest outstanding (a)	717,455	1,268,683	145,111
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$11.62	$11.33	$10.23
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$12.33	$12.02	$10.85

Class C Shares:
Net Assets	$5,436,471	$20,044,926	$10
Shares of beneficial interest outstanding (a)	495,002	1,798,831	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.98	$11.14	$10.22	(c)

Class I Shares:
Net Assets	$16,086,722	$113,267,144	$17,352,130
Shares of beneficial interest outstanding (a)	1,376,117	9,960,824	1,698,527
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.69	$11.37	$10.22

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investment in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF OPERATIONS
For the Year/Period Ended June 30, 2017

	Tactical	Tactical	Hedged
	Allocation Fund	Dividend Fund	Strategy Fund (1)
INVESTMENT INCOME
Dividends	$602,294	$3,125,836	$—
Interest	26,455	164,882	13,890
TOTAL INVESTMENT INCOME	628,749	3,290,718	13,890

EXPENSES
Investment management fees	347,827	1,528,485	65,712
Distribution (12b-1) fees:
Class A	31,706	56,831	859
Class C	64,431	185,883	—
Administration fees and expenses	55,667	178,709	9,999
Registration fees	35,804	40,225	6,370
Management service fees	28,101	109,024	4,345
Non 12b-1 shareholder servicing fees	14,598	84,241	2,601
Audit Fees	13,501	13,750	13,663
Compliance officer fees	12,349	20,263	7,013
Printing and postage expenses	7,618	21,076	8,087
Trustees fees and expenses	7,279	13,660	1,804
Legal Fees	7,243	8,509	9,083
Custodian fees	4,874	16,239	2,644
Insurance expense	767	1,533	453
Other expenses	1,715	8,992	2,468
TOTAL EXPENSES	633,480	2,287,420	135,101

Less: Fees waived by the Manager	(68,072)	—	(57,659)
Plus: Recapture of fees previously waived by the Manager	—	36,533	—
NET EXPENSES	565,408	2,323,953	77,442

NET INVESTMENT INCOME (LOSS)	63,341	966,765	(63,552)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain (loss) from investments	2,391,699	3,866,057	(2,732,723)
Net realized gain from options written	—	—	3,204,517
Net realized gain from investments and options written	2,391,699	3,866,057	471,794

Net change in unrealized appreciation (depreciation) on investments	140,185	2,341,295	(678,439)
Net change in unrealized appreciation on options written	2,393	—	490,296
Net change on unrealized appreciation (depreciation) on investments and options written	142,578	2,341,295	(188,143)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	2,534,277	6,207,352	283,651

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,597,618	$7,174,117	$220,099

(1)	The Day Hagan Hedged Strategy Fund commenced operations January 27, 2017.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
FROM OPERATIONS
Net investment income (loss)	$63,341	$(72,435)
Net realized gain (loss) from investments	2,391,699	(1,761,301)
Net change in unrealized appreciation on investments and options written	142,578	191,970
Net increase (decrease) in net assets resulting from operations	2,597,618	(1,641,766)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(413,228)
Class C	—	(99,259)
Class I	—	(12,251)
Total distributions to shareholders	—	(524,738)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	882,126	1,562,245
Class C	619,937	938,453
Class I	1,615,833	15,151,790
Net asset value of shares issued in reinvestment of distributions:
Class A	—	403,310
Class C	—	99,064
Class I	—	9,045
Payments for shares redeemed:
Class A	(9,088,197)	(24,584,863)
Class C	(2,880,680)	(2,783,964)
Class I	(2,079,725)	(363,584)
Net decrease in net assets from shares of beneficial interest	(10,930,706)	(9,568,504)

TOTAL DECREASE IN NET ASSETS	(8,333,088)	(11,735,008)

NET ASSETS
Beginning of Year	38,195,999	49,931,007
End of Year*	$29,862,911	$38,195,999
* Includes accumulated net investment loss of:	$—	$(72,435)

SHARE ACTIVITY
Class A:
Shares Sold	77,993	142,778
Shares Reinvested	—	37,171
Shares Redeemed	(797,820)	(2,286,063)
Net decrease in shares of beneficial interest outstanding	(719,827)	(2,106,114)

Class C:
Shares Sold	58,034	91,424
Shares Reinvested	—	9,553
Shares Redeemed	(269,431)	(268,126)
Net decrease in shares of beneficial interest outstanding	(211,397)	(167,149)

Class I:
Shares Sold	141,282	1,412,659
Shares Reinvested	—	833
Shares Redeemed	(183,545)	(33,616)
Net increase (decrease) in shares of beneficial interest outstanding	(42,263)	1,379,876

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
FROM OPERATIONS
Net investment income	$966,765	$254,690
Net realized gain from investments	3,866,057	541,774
Net change in unrealized appreciation on investments	2,341,295	2,293,100
Net increase in net assets resulting from operations	7,174,117	3,089,564

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(137,196)	—
Class C	(23,969)	—
Class I	(1,049,950)	(25,118)
From net realized gains:
Class A	(188,723)	(207,495)
Class C	(125,740)	(98,417)
Class I	(769,413)	(377,005)
Total distributions to shareholders	(2,294,991)	(708,035)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	18,581,282	22,386,838
Class C	8,586,308	11,106,608
Class I	55,736,802	81,724,391
Net asset value of shares issued in reinvestment of distributions:
Class A	273,473	180,438
Class C	143,844	98,417
Class I	1,554,234	257,570
Payments for shares redeemed:
Class A	(23,979,506)	(19,861,420)
Class C	(4,162,801)	(407,437)
Class I	(38,834,383)	(8,170,824)
Net increase in net assets from shares of beneficial interest	17,899,253	87,314,581

TOTAL INCREASE IN NET ASSETS	22,778,379	89,696,110

NET ASSETS
Beginning of Year	124,912,678	35,216,568
End of Year*	$147,691,057	$124,912,678
* Includes undistributed net investment income of:	$4,831	$249,181

SHARE ACTIVITY
Class A:
Shares Sold	1,654,490	2,098,751
Shares Reinvested	24,084	17,638
Shares Redeemed	(2,146,849)	(1,867,983)
Net increase (decrease) in shares of beneficial interest outstanding	(468,275)	248,406

Class C:
Shares Sold	780,059	1,057,309
Shares Reinvested	12,841	9,725
Shares Redeemed	(379,433)	(38,968)
Net increase in shares of beneficial interest outstanding	413,467	1,028,066

Class I:
Shares Sold	4,983,182	7,600,276
Shares Reinvested	136,971	25,104
Shares Redeemed	(3,459,775)	(775,905)
Net increase in shares of beneficial interest outstanding	1,660,378	6,849,475

See accompanying notes to financial statements.

Day Hagan Hedged Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2017 (a)
FROM OPERATIONS
Net investment loss	$(63,552)
Net realized gain from investments and options written	471,794
Net change in unrealized depreciation on investments and options written	(188,143)
Net increase in net assets resulting from operations	220,099

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,469,121
Class C	10
Class I	17,438,917
Payments for shares redeemed:
Class A	(9,507)
Class I	(281,562)
Net increase in net assets from shares of beneficial interest	18,616,979

TOTAL INCREASE IN NET ASSETS	18,837,078

NET ASSETS
Beginning of Period	—
End of Period*	$18,837,078
* Includes accumulated net investment loss of:	$—

SHARE ACTIVITY
Class A:
Shares Sold	146,056
Shares Redeemed	(945)
Net increase in shares of beneficial interest outstanding	145,111

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	1,726,505
Shares Redeemed	(27,978)
Net increase in shares of beneficial interest outstanding	1,698,527

(a)	The Day Hagan Hedged Strategy Fund commenced operations on January 27, 2017.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	Class A

	Year	Year		Year		Year		Year
	Ended	Ended		Ended		Ended		Ended
	June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013
Net asset value, beginning of year	$10.81	$11.30		$11.90		$10.76		$9.94
Activity from investment operations:
Net investment income (loss) (5)(6)	0.02	(0.00	) (1)	(0.00	) (1)	(0.00	) (1)	(0.02)
Net realized and unrealized gain (loss) from investments	0.79	(0.36)		(0.05)		1.31		0.86
Total from investment operations	0.81	(0.36)		(0.05)		1.31		0.84
Less distributions from:
Net investment income	—	—		(0.01)		(0.03)		—
Net realized gains	—	(0.13)		(0.54)		(0.14)		(0.02)
Total distributions	—	(0.13)		(0.55)		(0.17)		(0.02)
Net asset value, end of year	$11.62	$10.81		$11.30		$11.90		$10.76
Total return (2)	7.49%	(3.18)%		(0.49)%		12.21%		8.44%
Net assets, at end of year (000s)	$8,340	$15,542		$40,030		$53,377		$16,365
Ratio of gross expenses to average net assets (3)(4)	1.79%	1.83%		1.71%		1.75%		1.97%
Ratio of net expenses to average net assets (4)	1.60%	1.60%		1.60%		1.60%		1.60%
Ratio of net investment income (loss) to average net assets (4)(6)	0.18%	(0.03%)		(0.02%)		(2.00%)		(0.20)%
Portfolio Turnover Rate	176%	59%		120%		206%		533%

(1)	Amount represents less than $0.01 per share.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class C

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
Net asset value, beginning of year	$10.29	$10.84	$11.51	$10.47	$9.75
Activity from investment operations:
Net investment loss (4)(5)	(0.06)	(0.09)	(0.09)	(0.08)	(0.10)
Net realized and unrealized gain (loss) from investments	0.75	(0.33)	(0.04)	1.28	0.84
Total from investment operations	0.69	(0.42)	(0.13)	1.20	0.74
Less distributions from:
Net investment income	—	—	—	(0.02)	—
Net realized gains	—	(0.13)	(0.54)	(0.14)	(0.02)
Total distributions	—	(0.13)	(0.54)	(0.16)	(0.02)
Net asset value, end of year	$10.98	$10.29	$10.84	$11.51	$10.47
Total return (1)	6.71%	(3.88)%	(1.24)%	11.50%	7.58%
Net assets, at end of year (000s)	$5,436	$7,270	$9,467	$9,300	$177
Ratio of gross expenses to average net assets (2)(3)	2.54%	2.58%	2.46%	2.50%	2.72%
Ratio of net expenses to average net assets (3)	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment loss to average net assets (3)(5)	(0.53%)	(0.82%)	(0.80)%	(0.70)%	(0.95)%
Portfolio Turnover Rate	176%	59%	120%	206%	533%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Per share amounts calculated using the average shares method.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I

	Year	Year	Year
	Ended	Ended	Ended
	June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of year	$10.85	$11.29	$11.93 (1)
Activity from investment operations:
Net investment income (loss) (5)(6)	0.05	0.01	(0.01)
Net realized and unrealized gain (loss) from investments	0.79	(0.32)	(0.05)
Total from investment operations	0.84	(0.31)	(0.06)
Less distributions from:
Net investment income	—	—	(0.04)
Net realized gains	—	(0.13)	(0.54)
Total distributions	—	(0.13)	(0.58)
Net asset value, end of year	$11.69	$10.85	$11.29
Total return (2)	7.74%	(2.74)%	(0.56)%
Net assets, at end of year (000s)	$16,087	$15,384	$435
Ratio of gross expenses to average net assets (3)(4)	1.54%	1.58%	1.46%
Ratio of net expenses to average net assets (4)	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (4)(6)	0.48%	0.05%	(0.10%)
Portfolio Turnover Rate	176%	59%	120%

(1)	The Day Hagan Tactical Allocation Fund Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class A

	Year	Year	Year
	Ended	Ended	Ended
	June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of year	$10.93	$10.68	$10.00 (1)
Activity from investment operations:
Net investment income (5)(6)	0.05	0.05	0.02
Net realized and unrealized gain from investments	0.49	0.36	0.69
Total from investment operations	0.54	0.41	0.71
Less distributions from:
Net investment income	(0.07)	—	(0.01)
Net realized gains	(0.07)	(0.16)	(0.02)
Total distributions	(0.14)	(0.16)	(0.03)
Net asset value, end of year	$11.33	$10.93	$10.68
Total return (2)	4.99%	3.90%	7.07%
Net assets, at end of year (000s)	$14,379	$18,980	$15,900
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	1.59%	1.70%	2.12%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets (4)(6)	0.49%	0.49%	0.15%
Portfolio Turnover Rate	72%	73%	93%

(1)	The Day Hagan Tactical Dividend Fund Class A shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the Manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class C

	Year	Year	Year
	Ended	Ended	Ended
	June 30, 2017	June 30, 2016	June 30, 2015(1)
Net asset value, beginning of year	$10.77	$10.61	$10.00
Activity from investment operations:
Net investment loss (5)(6)	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain from investments	0.48	0.35	0.69
Total from investment operations	0.46	0.32	0.63
Less distributions from:
Net investment income	(0.02)	—	—
Net realized gains	(0.07)	(0.16)	(0.02)
Total distributions	(0.09)	(0.16)	(0.02)
Net asset value, end of year	$11.14	$10.77	$10.61
Total return (2)	4.25%	2.98%	6.28%
Net assets, at end of year (000s)	$20,045	$14,915	$3,790
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.34%	2.45%	2.87%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.35%	2.35%	2.35%
Ratio of net investment loss to average net assets (4)(6)	(0.20%)	(0.34%)	(0.57%)
Portfolio Turnover Rate	72%	73%	93%

(1)	The Day Hagan Tactical Dividend Fund Class C shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the Manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I

	Year	Year	Year
	Ended	Ended	Ended
	June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of year	$10.97	$10.70	$10.00 (1)
Activity from investment operations:
Net investment income (5)(6)	0.09	0.07	0.05
Net realized and unrealized gain from investments	0.49	0.37	0.69
Total from investment operations	0.58	0.44	0.74
Less distributions from:
Net investment income	(0.11)	(0.01)	(0.02)
Net realized gains	(0.07)	(0.16)	(0.02)
Total distributions	(0.18)	(0.17)	(0.04)
Net asset value, end of year	$11.37	$10.97	$10.70
Total return (2)	5.31%	4.09%	7.36%
Net assets, at end of year (000s)	$113,267	$91,018	$15,527
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	1.34%	1.45%	1.87%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets (4)(6)	0.80%	0.65%	0.43%
Portfolio Turnover Rate	72%	73%	93%

(1)	The Day Hagan Tactical Dividend Fund Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the Manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Day Hagan Hedged Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A		Class C		Class I
	Period		Period		Period
	Ended		Ended		Ended
	June 30, 2017		June 30, 2017		June 30, 2017
Net asset value, beginning of period	$10.00	(1)	$10.00	(1)	$10.00	(1)
Activity from investment operations:
Net investment loss (5)(6)	(0.08)		(0.01)		(0.07)
Net realized and unrealized gain from investments	0.31		0.23		0.29
Total from investment operations	0.23		0.22		0.22
Net asset value, end of period	$10.23		$10.22		$10.22
Total return (2)	2.30	% (8)	2.20	% (8)	2.20	% (8)
Net assets, at end of period(000s)	$1,485		$10		$17,352
Ratio of gross expenses to average net assets (3)(4)	3.76	% (7)	4.51	% (7)	3.51	% (7)
Ratio of net expenses to average net assets (4)	2.23	% (7)	2.98	% (7)	1.98	% (7)
Ratio of net investment loss to average net assets (4)(6)	(1.87	)% (7)	(0.23	)% (7)	(1.63	)% (7)
Portfolio Turnover Rate	0	% (8)	0	% (8)	0	% (8)

(1)	The Day Hagan Hedged Strategy Fund commenced operations on January 27, 2017.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2017

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty series. These financial statements include the following series: Day Hagan Tactical Allocation Fund (formerly Day Hagan Tactical Allocation Fund of ETFs), Day Hagan Tactical Dividend Fund and Day Hagan Hedged Strategy Fund (each a “Fund” or collectively the “Funds”). The Day Hagan Tactical Allocation Fund is registered as a diversified fund and the Day Hagan Tactical Dividend Fund and Day Hagan Hedged Strategy Fund are registered as non-diversified funds. The Funds’ investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund Class A and Class C commenced operations on October 30, 2009. The Day Hagan Tactical Allocation Fund Class I commenced operations on July 1, 2014. The Fund’s primary investment objective is to achieve long-term capital appreciation with current income as a secondary objective.

Day Hagan Tactical Dividend Fund commenced operations on July 1, 2014. The Fund’s primary investment objective is to achieve long-term capital appreciation with current income as a secondary objective.

Day Hagan Hedged Strategy Fund commenced operations on January 27, 2017. The Day Hagan Hedged Strategy Fund’s Class I is the successor to the PHI Single Index Option Fund LP (“the Predecessor Fund”) pursuant to a tax free organization that took place on January 27, 2017. The Predecessor Fund was organized under the laws of the State of Delaware as a limited partnership effective March 19, 2013. The Fund’s investment objective is to achieve capital appreciation with low correlation to equity markets.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of its respective Fund, has the same rights and voting privileges, and is identical in all material respects except that they differ as to sales and redemption charges and ongoing service and distribution fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange-traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange-traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange-traded fund purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Index options are valued at the mean prices provided by an approved independent pricing services.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the Funds’ net assets as of June 30, 2017:

Day Hagan Tactical Allocation Fund

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds(b)	$27,036,795	$—	$—	$27,036,795
Short-Term Investments	2,946,946	—	—	2,946,946
Total	$29,983,741	$—	$—	$29,983,741

Liabilities

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Call Options Written	$(6,880)	$—	$—	$(6,880)
Put Options Written	(792)	—	—	(792)
Total	$(7,672)	$—	$—	$(7,672)

Day Hagan Tactical Dividend Fund

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stock(b)	$103,670,082	$—	$—	$103,670,082
Exchange Traded Funds(b)	12,602,574	—	—	12,602,574
Short-Term Investments	30,441,644	—	—	30,441,644
Total	$146,714,300	$—	$—	$146,714,300

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Day Hagan Hedged Strategy Fund

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Put Options Purchased	$—	$2,755,950	$—	$2,755,950
Short-Term Investments	7,557,328	—	—	7,557,328
Total	$7,557,328	$2,755,950	$—	$10,313,278

Liabilities

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Put Options Written	$—	$(1,879,375)	$—	$(1,879,375)
Total	$—	$(1,879,375)	$—	$(1,879,375)

(a)	As of and during the year or period ended June 30, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of any Level during the current period presented. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

(b)	All exchange-traded funds and common stocks held in the Funds are Level 1 securities. For a detailed break-out of exchange-traded funds (ETFs) and common stocks by major index classification, please refer to the Portfolios of Investments.

b) Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Option Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Funds write put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in each Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The number of option contracts written and the premiums received by the Funds for the year or period ended June 30, 2017, were as follows:

Day Hagan Tactical Allocation Fund

		Premiums
Call Options Written	Contracts	Received
Options outstanding June 30, 2016	—	$—
Options written	80	7,517
Options outstanding June 30, 2017	80	$7,517

		Premiums
Put Options Written	Contracts	Received
Options outstanding June 30, 2016	—	$—
Options written	168	5,205
Options exercised	(80)	(2,657)
Options outstanding June 30, 2017	88	$2,548

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Day Hagan Hedged Strategy Fund

		Premiums
Put Options Written	Contracts	Received
Options outstanding June 30, 2016	—	$—
Options written	22,662	7,822,120
Options closed	(10,860)	(3,976,696)
Options expired	(6,152)	(1,475,753)
Options outstanding June 30, 2017	5,650	$2,369,671

The notional value of the derivative instruments outstanding as of June 30, 2017 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Day Hagan Tactical Allocation Fund

Derivatives Not
Accounted for as
Hedging Instruments		Location of Derivatives on	Fair Value of
under GAAP	Primary Risk Exposure	Statements of Assets and Liabilities	Liability Derivatives
Call options written	Equity Risk	Option written, at value	$(6,880)
Put options written	Equity Risk	Option written, at value	(792)
Total			$(7,672)

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the year ended June 30, 2017:

Derivatives Not
Accounted for as
Hedging Instruments		Location of Gain (Loss) on	Realized and Unrealized
under GAAP	Primary Risk Exposure	Derivatives Recognized	Loss on Derivatives

Options Purchased	Equity Risk	Net realized gain from investments	$(571,661)
Call Options written	Equity Risk	Net change in unrealized depreciation on options written	(637)
Put Options written	Equity Risk	Net change in unrealized depreciation on options written	(1,756)
Total			$(2,393)

Day Hagan Hedged Strategy Fund

Derivatives Not
Accounted for as Hedging		Location of Derivatives on	Fair Value of Asset/
Instruments under GAAP	Primary Risk Exposure	Statements of Assets and Liabilities	Liability Derivatives
Put options purchased	Equity Risk	Investment securities, at value	2,755,950
Put options written	Equity Risk	Option written, at value	(1,879,375)

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the year ended June 30, 2017:

Derivatives Not
Accounted for as
Hedging Instruments		Location of Gain (Loss) on	Realized and Unrealized
under GAAP	Primary Risk Exposure	Derivatives Recognized	Loss on Derivatives

Put options purchased	Equity Risk	Net realized loss from investments	$(2,732,494)
Put options written	Equity Risk	Net realized gain from options written	3,204,517
Put options purchased	Equity Risk	Net change in unrealized depreciation on investments	(678,439)
Put options written	Equity Risk	Net change in unrealized appreciation on options written	490,296

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2017

Day Hagan Tactical Allocation Fund

				Gross Amounts of Assets Pledged in the
Assets/Liabilities:				Statements of Assets & Liabilities

		Gross Amounts
		of Recognized		Financial	Cash Collateral
Description	Counterparty	Assets/Liabilities		Instruments	Received	Net Amount
Call options written	Interactive Brokers	$(6,880	) (1)	$(6,880)	$—	$—
Put options written	Interactive Brokers	$(792	) (1)	$(792)	$—	$—
Total		$(7,672)		$(7,672)	$—	$—

(1)	Value as presented in the Portfolio of Investments.

Day Hagan Hedged Strategy Fund

				Gross Amounts of Assets Pledged in the
Assets/Liabilities:				Statements of Assets & Liabilities

		Gross Amounts
		of Recognized		Financial		Cash Collateral
Description	Counterparty	Assets/Liabilities		Instruments		Received	Net Amount
Put options purchased	Interactive Brokers	$2,755,950	(1)	$(1,879,375	) (2)	$—	$876,575
Put options written	Interactive Brokers	$(1,879,375	) (1)	$1,879,375	(2)	$—	$—
Total		$876,575		$—		$—	$876,575

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

c) Federal Income Tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year or period ended June 30, 2017, each Fund did not have a liability for any unrecognized tax expense. Each Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2017, each Fund did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (years or periods ended 2014 – 2016 or expected to be taken in 2017 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ tax returns are presently in progress.

d) Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. The Day Hagan Tactical Allocation Fund, and the Day Hagan Hedged Strategy Fund distributes net investment income annually and the Day Hagan Tactical Dividend Fund distributes net investment income quarterly. Distributable net realized gains, if any, are declared and distributed annually.

e) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

f) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Indemnification – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i) Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of each Fund. Investments in Class A shares, in each Fund, made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year or period ended June 30, 2017 and 2016, there were no redemption fees paid to the Funds and there were no CDSC fees paid to the Manager.

j) Security Loans – Day Hagan Tactical Allocation Fund, Day Hagan Tactical Dividend Fund and Day Hagan Hedged Strategy Fund (the “Funds”) have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of income earned on invested collateral. The Funds also continue to

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Throughout the year or period ended June 30, 2017 the Funds did not have any securities on loan.

k) The Funds consider their investments in an FDIC insured account to be cash. The Funds maintain cash balances, which at times may exceed federally insured limits. The Funds maintain this balance with a high quality financial institution.

(2)	INVESTMENT TRANSACTIONS

For the year or period ended June 30, 2017, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for each Fund were as follows:

Day Hagan Tactical Allocation Fund

Purchases	Sales
$ 50,191,280	$ 61,129,254

Day Hagan Tactical Dividend Fund

Purchases	Sales
$ 94,210,992	$ 80,395,375

Day Hagan Hedged Strategy Fund

Purchases	Sales
$ 639,155	$ 0

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Day Hagan acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Funds and Day Hagan (the “Management Agreement”). Gries Financial, LLC serves as sub-adviser to a portion of the Day Hagan Tactical Dividend Fund. Pacini Hatfield Investment, LLC serves as sub-adviser to a portion of the Day Hagan Hedged Strategy Fund. Under the terms of the Management Agreement, the Manager manages the investment operations of each Fund in accordance with each Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, each Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets for Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund and 1.75% for Day Hagan Hedged Strategy Fund, such fees to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year or period ended June 30, 2017 management fees of $347,827, $1,528,485 and

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

$65,712 were incurred by the Day Hagan Tactical Allocation Fund, Day Hagan Tactical Dividend Fund and Day Hagan Hedged Strategy Fund, respectively, before the waiver and reimbursement described below. For the year or period ended June 30, 2017 the Day Hagan Tactical Allocation Fund owed $23,918, the Day Hagan Tactical Dividend Fund owed $122,122 and the Day Hagan Hedged Strategy Fund owed $4,223 to the investment manager.

The Manager and the Funds, with respect to the Funds, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund’s average daily net assets through October 31, 2017 and 1.98% of Day Hagan Hedged Strategy Fund’s average daily net assets through October 31, 2018. Each waiver or reimbursement by the Manager is subject to repayment by each Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

For the year or period ended June 30, 2017 the Manager waived management fees of $68,072 and $57,659 for Day Hagan Tactical Allocation Fund and Day Hagan Hedged Strategy Fund, respectively and the Manager recaptured fees of $36,533 for Day Hagan Tactical Dividend Fund. As of June 30, 2017, the Adviser has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2018	2019	2020
Day Hagan Tactical Allocation Fund	$61,474	$84,569	$68,072
Day Hagan Tactical Dividend Fund	$46,189	$65,563	$0
Day Hagan Hedged Strategy Fund	$0	$0	$57,659

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year or period ended June 30, 2017, $28,101, 109,024 and $4,345 in fees were incurred under the Management Service Agreement for Day Hagan Tactical Allocation Fund, Day Hagan Tactical Dividend Fund and Day Hagan Hedged Strategy Fund, respectively. As of June 30, 2017 $2,093, $8,280 and $969 were payable by the Day Hagan Tactical Allocation Fund, Day Hagan Tactical Dividend Fund and Day Hagan Hedged Strategy Fund, respectively, and are included in payable to related parties on the Statements of Assets and Liabilities.

The Independent Trustees are paid a quarterly retainer of $500 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in fund shares.

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for Class A and Class C shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the year or period ended June 30, 2017, the Distributor received $1,904, $65,954 and $0 in underwriter commissions from the sale of Class A shares of the Day Hagan Tactical Allocation Fund, Day Hagan Tactical Dividend Fund and Day Hagan Hedged Strategy Fund, respectively.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2017 and June 30, 2016 was as follows:

For the year or period ended June 30, 2017:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Allocation Fund	$—	$—	$—	$—
Tactical Dividend Fund	1,488,995	805,996	—	$2,294,991
Hedged Strategy Fund	—	—	—	$—

For the year ended June 30, 2016:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Allocation Fund	$79,434	$445,304	$—	$524,738
Tactical Dividend Fund	708,035	—	—	708,035

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss		Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Unrealized	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	Appreciation	Earnings
Tactical Allocation Fund	$621,304	$—	$—	$—	$—	$1,044,742	$1,666,046
Tactical Dividend Fund	1,732,595	2,117,519	—	—	—	4,231,971	$8,082,085
Hedged Strategy Fund	49,771	170,328	—	—	—	—	$220,099

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open 1256 option contracts. Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains, and adjustments for foreign currency gains and grantor trusts, and the reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Tactical Allocation Fund	$—	$9,094	$(9,094)
Tactical Dividend Fund	—	—	—
Hedged Strategy Fund	—	63,552	$(63,552)

(5)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Day Hagan Hedged Strategy Fund may be directly affected by the performance of the Fidelity Investments Money Market Portfolio. The financial statements of the Fidelity Investments Money Market Portfolio, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2017 the percentage of Day Hagan Hedged Strategy Fund’s net assets invested in the Fidelity Investments Money Market Portfolio was 40.1%.

(6)	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Mutual Fund Series Trust

and the Shareholders of Day Hagan Tactical Allocation Fund (formerly Day Hagan Tactical Allocation Fund of ETFs), Day Hagan Tactical Dividend Fund, and Day Hagan Hedged Strategy Fund

We have audited the accompanying statements of assets and liabilities of Day Hagan Tactical Allocation Fund (formerly Day Hagan Tactical Allocation Fund of ETFs), Day Hagan Tactical Dividend Fund, and Day Hagan Hedged Strategy Fund, each a series of shares of beneficial interest in Mutual Fund Series Trust (the “Funds”), including the portfolios of investments, as of June 30, 2017, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Day Hagan Tactical Allocation Fund (formerly Day Hagan Tactical Allocation Fund of ETFs), Day Hagan Tactical Dividend Fund, and Day Hagan Hedged Strategy Fund as of June 30, 2017, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended and their financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2017

Consideration and Renewal of Management Agreement with Donald L. Hagan, LLC, also known as Day Hagan Asset Management, with respect to the Day Hagan Tactical Dividend Fund

In connection with the regular meeting held on May 16 & 17, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a management agreement between the Trust and Day Hagan Asset Management (“Day Hagan”), with respect to Day Hagan Tactical Dividend Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed Day Hagen’s responses to a series of question regarding, among other things, Day Hagan’s services provided to the Fund, comparative fee and expense information, and Day Hagan’s profitability from managing the Fund (“Day Hagan 15c Response”).

Nature, Extent, and Quality of Services. The Trustees reviewed the Day Hagan 15(c) Response and discussed their experience in working with the advisor. They considered the benefit to shareholders from the consistency in the Fund’s portfolio management team, and acknowledged the extensive experience of the advisor personnel. They considered that Day Hagan had delegated responsibility for portfolio management and trade execution to a sub-advisor, but had retained full oversight responsibilities for the Fund and sub-advisor. The Trustees acknowledged the Fund’s recent, significant asset raise. They noted that the advisor reported no material compliance, regulatory or litigation issues. The Trust CCO confirmed that the advisor had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the 1940 Act. The Trustees concluded that the services provided by the advisor were in line with their expectations.

Performance. The Trustees reviewed the Fund’s performance noting that for the one year period the Fund had positive returns but underperformed the peer group and Morningstar category average. They noted that the since inception returns were more in line with benchmark returns. They considered that, although the Fund underperformed in each period, the underperformance was not unexpected given current market conditions, and the Fund’s value strategy. They further considered the advisor’s representation that it had reviewed the entire portfolio, and was confident that the sub-advisor continued to use the same process that provided acceptable returns since 2002. After further discussion, the Trustees determined that the performance was reasonable.

Fees and Expenses. The Trustees reviewed the Fund’s advisory fee noting that the 1.00% fee was within the range of fees charged by other funds in its peer group and Morningstar category, and not the highest among any of its benchmark groups. The Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the advisor. They noted that Day Hagan was reasonably profitable, in terms of both dollar amount and percentage of revenue, and agreed that such profit was not excessive particularly in light of industry averages. The Trustees concluded that Day Hagan was not earning excessive profits from its relationship with the Fund.

Economies of Scale. The Trustees considered whether economies of scale had been realized with respect to the management of the Fund. The Trustees concluded that based on the current asset level of the Fund, it did not appear that economies of scale had been achieved to an extent necessary to warrant breakpoints. It was the consensus of the Trustees that although economies of scale had not yet been reached, the issue would be revisited as the size of the Fund materially increases.

Conclusion. Having requested and received such information from Day Hagan as the Trustees believed to be reasonably necessary to evaluate the terms of the management agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the management agreement was in the best interests of the Tactical Dividend Fund and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Day Hagen Asset Management and Gries Financial, LLC with respect to the Day Hagen Tactical Dividend Fund

In connection with a meeting held on May 16 & 17 , 2017 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of a sub-advisory agreement between Day Hagen Asset Management (“Day Hagen”) and Gries Financial, LLC (“Gries”), with respect to Day Hagen Tactical Dividend Fund (the “Fund”) (the “Sub-Advisory Agreement”).

The Trustees reviewed Gries’s responses to a series of questions regarding, among other things, the services to the Fund, comparative fee and expense information, and Gries profitability from managing the Fund (“Gries 15(c) Response”).

Nature, Extent, and Quality of Services. The Trustees reviewed the Gries 15(c) Response and discussed their experience in working with the sub-advisor. They considered the benefit to shareholders from the consistency in the Fund’s portfolio management team, and acknowledged the extensive experience of the sub-advisor personnel. They considered that Gries was responsible for portfolio management and trade execution, subject to the oversight of the advisor, and discussed Gries’ research tools and capabilities. The Trustees acknowledged the Fund’s recent, significant asset raise which was attributable, at least in part, to the work of the sub-advisor. They noted that the sub-advisor reported no material compliance, regulatory or litigation issues. The Trust CCO confirmed that the sub-advisor had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the 1940 Act. The Trustees concluded that the services provided by the sub-advisor were in line with their expectations.

Performance. The Trustees reviewed the Fund’s performance noting that for the one year period the Fund had positive returns but underperformed the peer group and Morningstar category average. They noted that the since inception returns were more in line with benchmark returns. They considered that, although the Fund underperformed in each period, the underperformance was not unexpected given current market conditions, and that the portfolio management team remained dedicated to the Fund’s value strategy. After further discussion, the Trustees determined that the performance was satisfactory.

Fees and Expenses. The Trustees noted the advisor charged an advisory fee of 1.00%, and that 40% of the Fund’s net advisory fee was paid to the sub-advisor as a sub-advisory fee. The Trustees considered a comparison of the sub-advisory fee to the fees charged by the sub-advisor to its separately managed account clients noting that the fee was less than what it received from other clients. The Trustees concluded that the sub-advisory fee received by Gries was reasonable.

Profitability. The Trustees considered the sub-advisor’s profitability in connection with its relationship with the Fund. They noted that the sub-advisor reported modest profits in terms of percentage of the sub-advisory fees retained as profit. After further discussion, the Trustees concluded that excessive profitability from the sub-advisor’s relationship with the Fund was not an issue at this time.

Economies of Scale. The Trustees considered whether the sub-advisor has realized economies of scale with respect to the management of the Funds noting that the Fund remained relatively small by industry standards. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Gries as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement between Day Hagan and Gries, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the sub-advisory agreement was in the best interests of the Day Hagen Tactical Dividend Fund and its shareholders.

Consideration and Approval of Management Agreement with Donald L. Hagan, LLC, also known as Day Hagan Asset Management, with respect to the Day Hagan Hedged Strategy Income Fund

In connection with the regular meeting held on November 26, 2016, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of a management agreement between the Trust and Day Hagan Asset Management (“Day Hagan”), with respect to Day Hagan Hedged Strategy Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed Day Hagen’s responses to a series of question regarding, among other things, Day Hagan’s expected services to be provided to the Fund, comparative fee and expense information, and Day Hagan’s profitability from managing the Fund.

Nature, Extent and Quality of Services. The Trustees noted their familiarity with Day Hagan as advisor to other series of the Trust, and agreed that the advisor had provided consistent, reliable service to shareholders. The Trustees discussed the allocation of responsibilities between Day Hagan and the sub-advisor, noting that Day Hagan would provide review and oversight of the sub-advisor’s investment program, and assist with research, compliance, marketing and implementation services to the Fund. The Trustees considered the significant time and experience Day Hagan would dedicate to the supervision and monitoring of the sub-advisor for 1940 Act compliance noting that the advisor will leverage its experience for the benefit of the Fund and its future shareholders. The Board agreed that it is satisfied with the advisor’s compliance resources noting that no material compliance or regulatory issues were reported. After further discussion, the Trustees concluded that the Board has confidence that the Fund will be managed in compliance with the requirements of the 1940 Act.

Performance. With respect to performance, the Trustees noted that the sub-advisor will be primarily responsible for the day-to-day management of the Fund’s portfolio. The Trustees noted that the advisor has demonstrated, as evidenced by the other funds it manages, that it has the ability to successfully manage and oversee sub-advisors and each sub-advisor’s compliance with portfolio restrictions and limitations. They further noted that Day Hagan’s prior track record of managing a mutual fund gives the Board confidence that the advisor will provide value to shareholders as advisor to the Fund.

Fees and Expenses. The Trustees noted the advisor proposed to charge an advisory fee of 1.75%. They compared the proposed advisory fee to the Fund’s peer group average advisory fee, and the Morningstar Category average. They noted that although the proposed fee was higher than each of these averages, it was within the range of fees presented for both the peer group and Morningstar Category. They also noted that although the proposed fee is among the highest fees in the peer group, however, based on the quality of services to be provided by the advisor and sub-advisor, the fairly unique nature of the strategy, and the combined skills of the advisor and sub-advisor, the Board agreed that the fee was reasonable in light of the advisory services expected to be provided.

Profitability. The Trustees reviewed a profitability analysis provided by the advisor and noted Day Hagan anticipates realizing a net profit in connection with its relationship with the Fund during the initial 12-months of the Management Agreement. They considered the advisor’s significant investment of time and financial resources in the startup and launch of the Fund. After discussion, the Trustees agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. They noted that the advisor has indicated its willingness to discuss the matter with the Board as the Fund grows, and anticipates realizing some modest economies as the Fund’s assets grow. The Trustees noted the advisor’s willingness to consider breakpoints as the Fund grows, that economies were not anticipated to be reached during the initial period of the Management Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the Management Agreement was in the best interests of the future shareholders of Day Hagan Hedged Strategy Income Fund.

Consideration and Approval of Sub-Advisory Agreement between Donald L. Hagan, LLC, also known as Day Hagan Asset Management, and Pacini Hatfield Investments, LLC with respect to the Day Hagan Hedged Strategy Fund

In connection with the regular meeting held on November 26, 2016, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between Day Hagan Asset Management (“Day Hagan”), and Pacini Hatfield Investments, LLC (“Pacini”) with respect to Day Hagan Hedged Strategy Fund (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed Pacini’s responses to a series of question regarding, among other things, Pacini’s expected services to be provided to the Fund, comparative fee and expense information, and Pacini’s profitability from managing the Fund.

Nature, Extent and Quality of Services. The Trustees reviewed the background and experience of the sub-advisor’s principals. They considered the sub-advisor’s experience and success managing the proposed strategy in a hedge fund. They reviewed the experience of the sub-advisor’s CCO, and the CCO of the Trust noted that the sub-advisor has been responsive to both he and the advisor in the enhancement of its compliance policies and procedures in anticipation of the launch of the Fund. After further discussion, the Trustees concluded that the sub-advisor has the potential to provide services in line with its expectations.

Performance. The Trustees considered the performance of the hedge fund to be reorganized as Day Hagan Hedged, and compared the hedge fund’s returns to its benchmark, and noted that the hedge fund outperformed the S&P 500 Index over the 5 year and since inception (June 2010) periods and performed reasonably in line with the Index. After further discussion, the Trustees concluded that the performance shown appears to be reasonable, and they anticipate reasonable performance for the Fund.

Fees and Expenses. The Trustees noted the sub-advisor will receive 40% of the net advisory fee up to $200 million in assets and 50% of the net advisory fee thereafter in connection with its relationship with the Fund. They reviewed the fees charged by the sub-advisor to other clients noting that the fee compares favorably to those fees. The Trustees discussed the overall fee structure noting they were gratified that the advisor was able to negotiate a favorable fee structure with the sub-advisor for shareholders. They concluded that the sub-advisory fee was reasonable.

The Trustees discussed the allocation of fees between the advisor and the sub-advisor relative to their respective duties and other factors, including the fact that the sub-advisor was not previously registered with the SEC, and agreed that the allocation of fees between the advisor and the sub-advisor was appropriate.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-advisor. They acknowledged that the sub-advisor expects to realize a profit in connection with its relationship with the Fund, but agreed that such profit was reasonable in terms of actual dollars. The Trustees agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the future shareholders of Day Hagan Hedged Strategy Fund.

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

As a shareholder of the Day Hagan Tactical Allocation Fund, Day Hagan Tactical Dividend Fund and Day Hagan Hedged Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2017 through June 30, 2017.

Actual Expenses

The “Actual expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Day Hagan Tactical Allocation Fund, Day Hagan Tactical Dividend Fund’s and Day Hagan Hedged Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Day Hagan Tactical Allocation Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period***
Actual	1/1/17	6/30/17	1/1/17 – 6/30/17	1/1/17 – 6/30/17
Class A	$1,000.00	$1,025.60	$8.04	1.60%
Class C	1,000.00	1,022.30	11.78	2.35
Class I	1,000.00	1,027.20	6.79	1.35

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period***
(5% return before expenses)	1/1/17	6/30/17	1/1/17 – 6/30/17	1/1/17 – 6/30/17
Class A	$1,000.00	$1,016.86	$8.00	1.60%
Class C	1,000.00	1,013.14	11.73	2.35
Class I	1,000.00	1,018.10	6.76	1.35

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
June 30, 2017

Day Hagan Tactical Dividend Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period***
Actual	1/1/17	6/30/17	1/1/17 – 6/30/17	1/1/17 – 6/30/17
Class A	$1,000.00	$1,016.60	$8.00	1.60%
Class C	1,000.00	1,013.40	11.73	2.35
Class I	1,000.00	1,018.10	6.76	1.35

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period***
(5% return before expenses)	1/1/17	6/30/17	1/1/17 – 6/30/17	1/1/17 – 6/30/17
Class A	$1,000.00	$1,016.86	$8.00	1.60%
Class C	1,000.00	1,013.14	11.73	2.35
Class I	1,000.00	1,018.10	6.76	1.35

Day Hagan Hedged Strategy Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period**	During Period***
Actual	1/27/17	6/30/17	1/27/17 – 6/30/17	1/27/17 – 6/30/17
Class A	$1,000.00	$1,023.00	$9.58	2.23%
Class C	1,000.00	1,022.00	12.79	2.98
Class I	1,000.00	1,022.00	8.50	1.98

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period***
(5% return before expenses)	1/1/17	6/30/17	1/1/17 – 6/30/17	1/1/17 – 6/30/17
Class A	$1,000.00	$1,013.74	$11.13	2.23%
Class C	1,000.00	1,010.02	14.85	2.98
Class I	1,000.00	1,014.98	9.89	1.98

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (155) divided by the number of days in the fiscal year (365).

***	Annualized.

Day Hagan Funds
ADDITIONAL INFORMATION (Unaudited)
June 30, 2017

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Properties, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	52	Variable Insurance Trust since 2010; Mutual Fund and Variable Insurance Trust since 2016; Strategy Shares since 2016; Trustee, M3Sixty Funds Trust since 2016.

Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Retired, Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., from 1994 to 2015.	40	Variable Insurance Trust since 2010
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	40	Variable Insurance Trust since 2010

Day Hagan Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2017

Interested Trustee*** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Szilagyi 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1962	Trustee and President	Trustee since 7/2006; President since 2/2012	Chief Executive Officer, Catalyst Capital Advisors LLC, 1/2006- present; Member, AlphaCentric Advisors LLC, 2/2014 to present; President, Rational Advisors, Inc., 1/2016- present; Chief Executive Officer, Alt Fund Distributors LLC, 12/2014- present; Managing Member, MFund Distributors LLC, 10/2012-present; Managing Member, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, USA Mutuals, Inc., 3/2011 to present; CEO, Thomas Lloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	40	Variable Insurance Trust since 2010

Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 - 2012.	N/A	N/A
Aaron Smith 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1974	Assistant Treasurer	Since 11/2013	Manager - Fund Administration, Gemini Fund Services, LLC, since 2012; Authorized Officer, UBS Global Asset Management, a business division of UBS AG, 2010-2012.	N/A	N/A
Brian Curley 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 11/2013	Vice President, Gemini Fund Services, LLC since 1/2015; Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc., 2008 – 2012.	N/A	N/A
Sam Singh 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1976	Assistant Treasurer	Since 2/2015	Vice President, Gemini Fund Services, LLC since 1/2015; Assistant Vice President, Gemini Fund Services, LLC, 2011-12/2014; Assistant Vice President of Fund Administration, BNY Mellon, 2007-2011.	N/A	N/A
Frederick J. Schmidt 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1959	Chief Compliance Officer	Since 5/2015	Director, MFund Services LLC since 5/2015; Director & Chief Compliance Officer, Citi Fund Services, 2010-2015.	N/A	N/A
Jennifer A. Bailey 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1968	Secretary	Secretary since 4/2014	Director of Legal Services, MFund Services LLC, 2/2012 to present.	N/A	N/A

*	The term of office of each Trustee is indefinite.

**	The ‘Fund Complex’ includes the Trust, Variable Insurance Trust, Mutual Fund and Variable Insurance Trust, Strategy Shares and the TCG Financial Series Trusts I-X, each a registered open-end investment company.

***	The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the advisor to certain series of the Trust.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Day Hagan Funds
ADDITIONAL INFORMATION (Unaudited)
June 30, 2016

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that each Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
Donald L. Hagan, LLC
also known as
Day Hagan Asset Management
1000 South Tamiami Trail
Sarasota, FL 34236

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43219

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2017	2016
Day Hagan Tactical Allocation Fund	11,250	11,250
Day Hagan Tactical Dividend Fund	11,000	11,000
Day Hagan Hedged Strategy Fund	10,250	0

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2017	2016
Day Hagan Tactical Allocation Fund	2,000	2,000
Day Hagan Tactical Dividend Fund	2,000	2,000
Day Hagan Hedged Strategy Fund	2,000	0

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2017 and 2016 respectively.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2017 and 2016 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/Jerry Szilagyi
Principal Executive Officer/President
Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/Jerry Szilagyi
Principal Executive Officer/President
Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer
Date: August 29, 2017